SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
22.	SEGMENTED INFORMATION

The Company’s operating segments are components of the Company where discrete financial information is available that is evaluated regularly by the Company’s Chief Executive Officer who is the Chief Operating Decision Maker (“CODM”). The operating segments are determined based on the Company’s management and internal reporting structure. Operating segments are summarized as follows:

Operational Segments	Subsidiaries Included in the Segment	Properties Included in the Segment
Mining
Henan Luoning	Henan Found and Henan Huawei	Ying Mining District
Hunan	Yunxiang	BYP
Guangdong	Guangdong Found	GC
Other	Infini Resources S.A. de C.V. , Songxian Gold Mining Co., Ltd. (“SX Gold”) (i)	La Yesca and XHP
Administrative
Vancouver	Silvercorp Metals Inc. and holding companies
Beijing	Silvercorp Metals (China) Inc.
(i)	SX Gold was disposed in April 2019.

(a)	Segmented information for assets and liabilities are as follows:

March 31, 2021
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$124,636	$909	$11,177	$191	$4,322	$79,954	$221,189
Plant and equipment	53,651	3,833	15,765	59	965	1,456	75,729
Mineral rights and properties	225,023	7,345	28,314	16,747	-	-	277,429
Investment in an associate	-	-	-	-	-	53,457	53,457
Other investments	2,289	-	-	-	-	13,444	15,733
Reclamation deposits	3,898	-	4,607	-	-	8	8,513
Long-term prepaids and deposits	221	101	87	-	-	-	409
Long-term portion of lease receivable	-	-	-	-	-	183	183
Total assets	$409,718	$12,188	$59,950	$16,997	$5,287	$148,502	$652,642
Current liabilities	$28,654	$625	$4,570	$-	$112	$3,214	$37,175
Long-term portion of lease obligation	-	-	-	-	-	1,084	1,084
Deferred income tax liabilities	39,756	1,036	-	-	-	-	40,792
Environmental rehabilitation	6,115	993	755	-	-	-	7,863
Total liabilities	$74,525	$2,654	$5,325	$-	$112	$4,298	$86,914

March 31, 2020
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$80,160	$1,467	$3,665	$-	$4,289	$68,598	$158,179
Plant and equipment	45,113	3,893	15,261	-	862	1,593	66,722
Mineral rights and properties	192,746	6,884	24,956	-	-	-	224,586
Investment in an associate	-	-	-	-	-	44,555	44,555
Other investments	2,117	-	-	-	-	6,633	8,750
Reclamation deposits	5,043	-	4,180	-	-	7	9,230
Long-term prepaids and deposits	205	99	86	-	-	-	390
Long-term portion of lease receivable	-	-	-	-	-	348	348
Total assets	$325,384	$12,343	$48,148	$-	$5,151	$121,734	$512,760
Current liabilities	$19,495	$1,322	$3,154	$-	$625	$3,232	$27,828
Long-term portion of lease obligation	-	-	-	-	-	1,502	1,502
Deferred income tax liabilities	34,761	997	-	-	-	-	35,758
Environmental rehabilitation	6,775	1,015	910	-	-	-	8,700
Total liabilities	$61,031	$3,334	$4,064	$-	$625	$4,734	$73,788

(b)	Segmented information for operating results are as follows:

Year ended March 31, 2021
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Revenue	$157,297	$1,553	$33,255	$-	$-	$-	$192,105
Costs of mine operations	(83,090)	(1,356)	(23,497)	-	-	-	(107,943)
Income from mine operations	74,207	197	9,758	-	-	-	84,162
Operating expenses	(1,848)	576	9	(6)	(1,012)	(10,157)	(12,438)
Finance items, net	1,788	(29)	145	-	118	(243)	1,779
Income tax expenses	(10,876)	41	(960)	-	(8)	(1,191)	(12,994)
Net income (loss)	$63,271	$785	$8,952	$(6)	$(902)	$(11,591)	$60,509
Attributable to:
Equity holders of the Company	49,422	566	8,864	(3)	(902)	(11,571)	46,376
Non-controlling interests	13,849	219	88	(3)	-	(20)	14,133
Net income (loss)	$63,271	$785	$8,952	$(6)	$(902)	$(11,591)	$60,509
(1) Hunan’s BYP project was placed on care and maintenance in August 2014.

Year ended March 31, 2020
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Revenue	$131,434	$-	$27,395	$-	$-	$-	$158,829
Costs of mine operations	(77,337)	(403)	(21,689)	-	(26)	-	(99,455)
Income from mine operations	54,097	(403)	5,706	-	(26)	-	59,374
Operating income (expenses)	333	(134)	(178)	(60)	(1,590)	(5,583)	(7,212)
Finance items, net	1,366	(147)	136	-	133	462	1,950
Income tax recoveries (expenses)	(5,013)	(53)	(1,060)	-	(1)	(2,782)	(8,909)
Net income (loss)	$50,783	$(737)	$4,604	$(60)	$(1,484)	$(7,903)	$45,203
Attributable to:
Equity holders of the Company	39,679	(516)	4,558	(60)	(1,484)	(7,903)	34,274
Non-controlling interests	11,104	(221)	46	-	-	-	10,929
Net income (loss)	$50,783	$(737)	$4,604	$(60)	$(1,484)	$(7,903)	$45,203

(c) Sales by metal

The sales generated for the years ended March 31, 2021 and 2020 were all earned in China and are comprised of:

		Year ended March 31, 2021
	Henan Luoning	Hunan	Guangdong	Total
Silver (Ag)	$102,100	$-	$9,091	$111,191
Gold (Au)	5,169	1,553	-	6,722
Lead (Pb)	42,836	-	7,628	50,464
Zinc (Zn)	5,898	-	15,895	21,793
Other	1,294	-	641	1,935
	$157,297	$1,553	$33,255	$192,105

		Year ended March 31, 2020
	Henan Luoning	Hunan	Guangdong	Total
Silver (Ag)	$77,617	$-	$7,255	$84,872
Gold (Au)	3,911	-	-	3,911
Lead (Pb)	43,312	-	8,654	51,966
Zinc (Zn)	4,911	-	10,869	15,780
Other	1,683	-	617	2,300
	$131,434	$-	$27,395	$158,829

(d) Major customers

For the year ended March 31, 2021, five major customers (year ended March 31, 2020 - five) accounted for 11%, 12%, 15%, 16%, and 21%, respectively (year ended March 31, 2020 - 11%, 12%, 16%, 19%, and 22%, respectively) and collectively 75% (year ended March 31, 2020 - 81%) of the total sales of the Company as reported across the Henan Luoning and Guangdong segments.